Share Options-Equity and Cash Settled - Exercise Price of Options Outstanding (Parenthetical) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
$0.00 to $0.08 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	$ 0.00	$ 0.00	$ 0.00
$0.00 to $0.08 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	0.08	0.08	0.08
$0.09 to $0.56 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	0.09	0.09	0.09
$0.09 to $0.56 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	0.56	0.56	0.56
$0.57 to $3.52 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	0.57	0.57	0.57
$0.57 to $3.52 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	3.52	3.52	3.52
$3.53 to $5.73 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	3.53	3.53	3.53
$3.53 to $5.73 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	5.73	5.73	5.73
$5.74 to $7.39 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	5.74	5.74	5.74
$5.74 to $7.39 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	7.39	7.39	7.39
$7.40 to $20.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	7.40	7.40	7.40
$7.40 to $20.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options outstanding at year end	$ 20.00	$ 20.00	$ 20.00